Earnings per share ("EPS") (Tables)	9 Months Ended
Sep. 30, 2018
Earnings per share ("EPS")
Schedule of basic and diluted EPS

For the three months ended September 30, 2018
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$52.1	186.1	$0.28
Effect of dilutive securities	—	0.3	—
Diluted EPS	$52.1	186.4	$0.28

For the three months ended September 30, 2017
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$60.0	185.5	$0.32
Effect of dilutive securities	—	0.4	—
Diluted EPS	$60.0	185.9	$0.32

For the nine months ended September 30, 2018
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$170.3	186.1	$0.92
Effect of dilutive securities	—	0.3	(0.01)
Diluted EPS	$170.3	186.4	$0.91

For the nine months ended September 30, 2017
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$151.2	181.9	$0.83
Effect of dilutive securities	—	0.4	—
Diluted EPS	$151.2	182.3	$0.83